Combined Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 18,326	[1]	$ 0	[1]
Receivables
Trade	3,369	[1]	1,333	[1]
Affiliate	12,117	[1]	3,738	[1]
Prepayments and other current assets	778	[1]	0	[1]
Total Current Assets	34,590	[1]	5,071	[1]
NET PROPERTY, PLANT AND EQUIPMENT	196,147	[1]	187,434	[1]
OTHER NONCURRENT ASSETS	3,072	[1]	116	[1]
Total Assets	233,809	[1]	192,621	[1]
Accounts payable
Trade	6,743	[1]	2,414	[1]
Affiliate	2,861	[1]	399	[1]
Deferred revenue - affiliate	1,775	[1]	0	[1]
Accrued liabilities	3,093	[1]	5,181	[1]
Total Current Liabilities	14,472	[1]	7,994	[1]
OTHER NONCURRENT LIABILITIES	2,665	[1]	4,855	[1]
DEBT	50,000	[1]	0	[1]
COMMITMENTS AND CONTINGENCIES (Note M)		[1]		[1]
EQUITY
Equity of Predecessors	57,702	[1]	179,772	[1]
Common unitholders - public (14,950,000 units issued and outstanding)	309,731	[1]	0	[1]
Common unitholders - Tesoro (304,890 units issued and outstanding)	(59,301)	[1]	0	[1]
Subordinated unitholders - Tesoro (15,254,890 units issued and outstanding)	(143,048)	[1]	0	[1]
General partner - Tesoro (622,649 units issued and outstanding)	1,588	[1]	0	[1]
Total Equity	166,672	[1]	179,772	[1]
Total Liabilities and Equity	$ 233,809	[1]	$ 192,621	[1]

[1]	Adjusted to include the historical results of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and C for further discussion.